Other (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other general expense - net
Included in Other general expense - net were the following:

	2014	2013	2012
Provisions for environmental matters - net	$36,046	$(2,751)	$6,736
Loss on disposition of assets	1,436	5,207	3,454
Net expense (income) of exit or disposal activities		63	(4,942)
Total	$37,482	$2,519	$5,248

Other expense (income) - net
. Included in Other (income) expense - net were the following:

	2014	2013	2012
Dividend and royalty income	$(4,864)	$(5,904)	$(4,666)
Net expense from financing activities	11,367	9,829	9,220
Foreign currency transaction related losses (gains)	3,603	7,669	(3,071)
Other income	(37,524)	(22,684)	(21,074)
Other expense	12,018	12,026	9,651
Total	$(15,400)	$936	$(9,940)